Summary of Range of Options Outstanding and Exercisable (Details)	12 Months Ended
	Sep. 30, 2022 shares $ / shares	Sep. 30, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Options Outstanding, Number of Options Outstanding | shares	6,030,076	3,016,200
Options Outstanding, Weighted Average Exercise Price	$ 3.42	$ 4.97
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 5 months 8 days
Options Exercisable, Number of Options Exercisable | shares	4,409,060
Options Exercisable, Weighted Average Exercise Price	$ 3.92
Options Exercisable, Weighted Average Remaining Contractual Life	3 years 5 months 12 days
Exercise Price Range 1 [Member]
IfrsStatementLineItems [Line Items]
Options Outstanding, Number of Options Outstanding | shares	2,450,929
Options Outstanding, Weighted Average Exercise Price	$ 1.38
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 2 months 19 days
Options Exercisable, Number of Options Exercisable | shares	1,225,465
Options Exercisable, Weighted Average Exercise Price	$ 1.38
Options Exercisable, Weighted Average Remaining Contractual Life	2 years 2 months 19 days
Exercise Price Range 1 [Member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 1.00
Exercise Price Range 1 [Member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 1.99
Exercise Price Range 2 [Member]
IfrsStatementLineItems [Line Items]
Options Outstanding, Number of Options Outstanding | shares	97,116
Options Outstanding, Weighted Average Exercise Price	$ 2.48
Options Outstanding, Weighted Average Remaining Contractual Life	4 years 29 days
Options Exercisable, Number of Options Exercisable | shares	36,058
Options Exercisable, Weighted Average Exercise Price	$ 2.48
Options Exercisable, Weighted Average Remaining Contractual Life	4 years 29 days
Exercise Price Range 2 [Member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 2.00
Exercise Price Range 2 [Member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 2.99
Exercise Price Range 3 [Member]
IfrsStatementLineItems [Line Items]
Options Outstanding, Number of Options Outstanding | shares	17,514
Options Outstanding, Weighted Average Exercise Price	$ 3.06
Options Outstanding, Weighted Average Remaining Contractual Life	4 years 7 months 20 days
Options Exercisable, Number of Options Exercisable | shares	4,379
Options Exercisable, Weighted Average Exercise Price	$ 3.06
Options Exercisable, Weighted Average Remaining Contractual Life	4 years 7 months 20 days
Exercise Price Range 3 [Member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 3.00
Exercise Price Range 3 [Member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 3.99
Exercise Price Range 4 [Member]
IfrsStatementLineItems [Line Items]
Options Outstanding, Number of Options Outstanding | shares	959,517
Options Outstanding, Weighted Average Exercise Price	$ 4.66
Options Outstanding, Weighted Average Remaining Contractual Life	4 years 1 month 6 days
Options Exercisable, Number of Options Exercisable | shares	638,159
Options Exercisable, Weighted Average Exercise Price	$ 4.66
Options Exercisable, Weighted Average Remaining Contractual Life	4 years 1 month 6 days
Exercise Price Range 4 [Member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 4.00
Exercise Price Range 4 [Member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 4.99
Exercise Price Range 5 [Member]
IfrsStatementLineItems [Line Items]
Options Outstanding, Number of Options Outstanding | shares	2,505,000
Options Outstanding, Weighted Average Exercise Price	$ 5.00
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 5 months 8 days
Options Exercisable, Number of Options Exercisable | shares	2,505,000
Options Exercisable, Weighted Average Exercise Price	$ 5.00
Options Exercisable, Weighted Average Remaining Contractual Life	3 years 5 months 8 days
Exercise Price Range 5 [Member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 5.00